Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2011
CAMBIAR SMALL CAP FUND (First Prospectus Summary) | CAMBIAR SMALL CAP FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMZX
CAMBIAR OPPORTUNITY FUND (First Prospectus Summary) | CAMBIAR OPPORTUNITY FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMWX
CAMBIAR OPPORTUNITY FUND (Second Prospectus Summary) | CAMBIAR OPPORTUNITY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMOX
CAMBIAR INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMIX
CAMBIAR SMALL CAP FUND (Second Prospectus Summary) | CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMSX
CAMBIAR AGGRESSIVE VALUE FUND (Second Prospectus Summary) | CAMBIAR AGGRESSIVE VALUE FUND | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMAX
Cambiar Smid 30 Fund (Prospectus Summary) | Cambiar Smid 30 Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMMX